UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-00810
                                                    -------------

                               Phoenix Series Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                    Date of fiscal year end: October 31, 2004
                                            -----------------

                     Date of reporting period: July 31, 2004
                                              --------------


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedules of Investments are attached herewith.


Phoenix-Duff & Phelps Core Bond Fund

                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                  (Unaudited)

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------   -----------
U.S. GOVERNMENT SECURITIES--12.2%

U.S. TREASURY BONDS--6.6%
U.S. Treasury Bond 6%, 2/15/26                  AAA       6,000     6,550,548

U.S. TREASURY NOTES--5.6%
U.S. Treasury Note 1.50%, 3/31/06               AAA       3,500     3,443,808
U.S. Treasury Note 4.375%, 5/15/07              AAA       2,000     2,071,562
                                                                  -----------
                                                                    5,515,370
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $11,972,655)                                      12,065,918
-----------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--31.8%

Fannie Mae 6%, 10/1/14                          AAA       1,102     1,152,233
Fannie Mae 6.50%, '16-'32                       AAA       3,590     3,761,444
Fannie Mae 6%, 7/1/17                           AAA       1,385     1,447,402
Fannie Mae 5.50%, '17-'34                       AAA      11,479    11,565,761
Fannie Mae 6%, 5/1/29                           AAA         588       604,582
Fannie Mae 7.50%, 3/1/31                        AAA         510       545,903
Fannie Mae 7%, 7/1/31                           AAA         546       578,137
Fannie Mae 7%, 9/1/31                           AAA         660       698,767
Fannie Mae 5%, 9/1/33                           AAA       2,823     2,760,472
GNMA 8%, 9/15/05                                AAA           9         8,748
GNMA 8.50%, 3/15/06                             AAA          10        10,871
GNMA 8%, 9/15/06                                AAA           1           643
GNMA 8.50%, 11/15/22                            AAA           4         4,831
GNMA 6.50%, 9/15/28                             AAA         415       434,750
GNMA 7.50%, 9/15/29                             AAA         542       583,463
GNMA 5.50%, 2/15/33                             AAA       2,671     2,693,122
GNMA 5%, 7/15/33                                AAA       4,521     4,441,919
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $31,037,666)                                      31,293,048
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED SECURITIES--7.3%

Fannie Mae 5.25%, 1/15/09                       AAA       4,000     4,207,080
Fannie Mae 4.375%, 9/15/12                      AAA       1,200     1,166,137
Fannie Mae 7.125%, 1/15/30                      AAA       1,500     1,773,891
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $7,247,447)                                        7,147,108
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--6.9%

Comed Transitional Funding Trust
  98-1, A7 5.74%, 12/25/10                      AAA       2,000     2,132,668
DaimlerChrysler Auto Trust 03-A4
  2.88%, 10/8/09                                AAA       2,600     2,588,526
PECO Energy Transition Trust 99-A,
  A6 6.05%, 3/1/09                              AAA       2,000     2,109,141
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $6,864,459)                                        6,830,335
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--23.7%

AEROSPACE & DEFENSE--1.7%
Honeywell International, Inc. 7.50%,
  3/1/10                                        A         1,500     1,723,792

ALUMINUM--2.2%
Alcoa, Inc. 6%, 1/15/12                         A-        2,000     2,134,200

AUTOMOBILE MANUFACTURERS--1.6%
General Motors Corp. 7.20%,
  1/15/11                                       BBB       1,500     1,567,951

CONSUMER FINANCE--2.3%
General Electric Capital Corp.
  6.75%, 3/15/32                                AAA       1,000     1,091,874
Household Finance Corp. 8%,
  7/15/10                                       A         1,000     1,166,162
                                                                  -----------
                                                                    2,258,036
                                                                  -----------
DIVERSIFIED BANKS--1.7%
Citicorp Capital I 7.933%, 2/15/27              A         1,500     1,656,533

ELECTRIC UTILITIES--1.1%
Progress Energy, Inc. 7.10%, 3/1/11             BBB-      1,000     1,102,509

FOREST PRODUCTS--1.4%
Weyerhaeuser Co. 5.95%, 11/1/08                 BBB       1,300     1,384,973

GAS UTILITIES--1.7%
Consolidated Natural Gas Co.
  6.85%, 4/15/11                                BBB+      1,500     1,653,812

INTEGRATED OIL & GAS--2.0%
ConocoPhillips 4.75%, 10/15/12                  A-        2,000     1,971,852

INTEGRATED TELECOMMUNICATION SERVICES--1.2%
Verizon Global Funding Corp.
  7.75%, 12/1/30                                A+        1,000     1,147,401

Phoenix-Duff & Phelps Core Bond Fund


INVESTMENT BANKING & BROKERAGE--3.5%
Merrill Lynch & Co., Inc. 6.50%,
  7/15/18                                       A+        1,500     1,605,801
Morgan Stanley 3.625%, 4/1/08                   A+        1,900     1,877,918
                                                                  -----------
                                                                    3,483,719
                                                                  -----------
MOVIES & ENTERTAINMENT--2.1%
Disney (Walt) Co. (The) 5.50%, 12/29/06         BBB+      2,000     2,093,806

THRIFTS & MORTGAGE FINANCE--1.2%
U.S. Central Credit Union 2.70%, 9/30/09        AAA       1,250     1,217,088
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,290,137)                                      23,395,672
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--8.7%

First Union - Lehman Brothers -
  Bank of America 98-C2, A2
  6.56%, 11/18/35                               AAA       2,300     2,491,154
First Union - Lehman Brothers
  Commercial Mortgage 97-C1, A3
  7.38%, 4/18/29                                AAA       2,338     2,514,308
JP Morgan Commercial Mortgage
  Finance Corp. 97-C5, A2 7.069%,
  9/15/29                                       AAA         174       174,320
Merrill Lynch Mortgage Investors,
  Inc. 96-C2, A3 6.96%, 11/21/28                AAA       1,667     1,763,341
Morgan Stanley Capital I 98-WF1,
  A2 6.55%, 3/15/30                             AAA       1,500     1,615,515
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,014,231)                                        8,558,638
-----------------------------------------------------------------------------


                                                        SHARES      VALUE ($)
                                                       --------   -----------
DOMESTIC PREFERRED STOCKS--6.0%

OTHER DIVERSIFIED FINANCIAL SERVICES--6.0%
Home Ownership Funding Corp. II Pfd.
  144A(b) (c) (d) (e)                                    13,522     5,940,969
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $7,734,599)                                        5,940,969
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS-96.6%
(IDENTIFIED COST $95,161,194)                                      95,231,688
-----------------------------------------------------------------------------


                                                        SHARES      VALUE ($)
                                                       --------   -----------
SHORT-TERM OBLIGATIONS--2.8%

MONEY MARKET MUTUAL FUNDS-2.8%
SSgA Money Market Fund (0.94% seven
  day effective yield)                                2,748,556     2,748,556
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,748,556)                                        2,748,556
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.4%
(IDENTIFIED COST $97,909,750)                                      97,980,244(a)

Other assets and liabilities, net--0.6%                               579,178
                                                                  -----------
NET ASSETS-100.0%                                                 $98,559,422
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $2,425,239 and gross depreciation of $7,817,258 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $103,372,263.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $5,940,969 or 6.0% of net assets.
(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(d) Illiquid. At July 31, 2004, this security amounted to a value of $5,940,969 or 6.0% of net assets.
(e)  At July 31, 2004, the Fund held the following restricted security:

                                         Acquisition   Acquisition    Market Value   % of Net
                                         Date          Cost           at 7/31/04     Assets at 7/31/04
                                         ----          ----           ----------     -----------------
Home Ownership Funding Corp. II Pfd.
  144A 13.338%                                                        $5,940,969     6.0%
       Shares 10,000                     2/21/97       $5,765,465
       Shares    522                     2/18/98          326,814
       Shares  3,000                     3/2/98         1,844,880

At the end of the period, the value of restricted securities amounted to $5,940,969, or 6.0% of net assets. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.

Phoenix-Engemann Capital Growth Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)

                                                        SHARES     VALUE ($)
                                                       --------  ------------
DOMESTIC COMMON STOCKS--93.8%

AIR FREIGHT & COURIERS--3.6%
United Parcel Service, Inc. Class B                     445,000    32,022,200

BIOTECHNOLOGY--5.5%
Amgen, Inc.(b)                                          675,000    38,394,000
Gilead Sciences, Inc.(b)                                155,000    10,019,200
                                                                 ------------
                                                                   48,413,200
                                                                 ------------
BROADCASTING & CABLE TV--1.4%
EchoStar Communications Corp. Class A(b)                450,000    12,474,000

COMMUNICATIONS EQUIPMENT--8.6%
Cisco Systems, Inc.(b)                                2,085,000    43,493,100
Motorola, Inc.                                          530,000     8,442,900
QUALCOMM, Inc.                                          340,000    23,487,200
                                                                 ------------
                                                                   75,423,200
                                                                 ------------
COMPUTER & ELECTRONICS RETAIL--1.0%
Best Buy Co., Inc.                                      180,000     8,668,800

COMPUTER HARDWARE--5.3%
Dell, Inc.(b)                                           880,000    31,213,600
Hewlett-Packard Co.                                     775,000    15,616,250
                                                                 ------------
                                                                   46,829,850
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--2.0%
EMC Corp.(b)                                          1,570,000    17,222,900

CONSUMER FINANCE--6.4%
American Express Co.                                    370,000    18,592,500
MBNA Corp.                                              832,500    20,554,425
SLM Corp.                                               460,000    17,443,200
                                                                 ------------
                                                                   56,590,125
                                                                 ------------
DIVERSIFIED BANKS--2.0%
Wells Fargo & Co.                                       310,000    17,797,100

DIVERSIFIED COMMERCIAL SERVICES--1.4%
Apollo Group, Inc. Class A(b)                           150,000    12,532,500

DRUG RETAIL--2.9%
Walgreen Co.                                            690,000    25,116,000

FOOD DISTRIBUTORS--2.5%
Sysco Corp.                                             640,000    22,048,000

HEALTH CARE EQUIPMENT--3.7%
Medtronic, Inc.                                         650,000    32,285,500

HEALTH CARE SERVICES--2.1%
Caremark Rx, Inc.(b)                                    595,000    18,147,500

HOME IMPROVEMENT RETAIL--3.9%
Lowe's Cos., Inc.                                       705,000    34,347,600

HOTELS, RESORTS & CRUISE LINES--1.8%
Carnival Corp.                                          340,000    15,847,400

HOUSEHOLD PRODUCTS--2.4%
Colgate-Palmolive Co.                                   400,000    21,280,000

HYPERMARKETS & SUPER CENTERS--5.4%
Wal-Mart Stores, Inc.                                   890,000    47,178,900

INDUSTRIAL CONGLOMERATES--5.8%
General Electric Co.                                  1,540,000    51,205,000

INTERNET SOFTWARE & SERVICES--1.2%
Yahoo!, Inc.(b)                                         350,000    10,780,000

MOTORCYCLE MANUFACTURERS--2.3%
Harley-Davidson, Inc.                                   345,000    20,655,150

PHARMACEUTICALS--4.4%
Forest Laboratories, Inc.(b)                            130,000     6,537,700
Pfizer, Inc.                                          1,020,000    32,599,200
                                                                 ------------
                                                                   39,136,900
                                                                 ------------
PUBLISHING & PRINTING--0.9%
Tribune Co.                                             190,000     8,065,500

SEMICONDUCTORS--5.7%
Intel Corp.                                           1,495,000    36,448,100
Texas Instruments, Inc.                                 665,000    14,184,450
                                                                 ------------
                                                                   50,632,550
                                                                 ------------
SOFT DRINKS--2.6%
PepsiCo, Inc.                                           455,000    22,750,000

SPECIALTY STORES--2.8%
Staples, Inc.                                           855,000    24,692,400

SYSTEMS SOFTWARE--6.2%
Microsoft Corp.                                       1,905,000    54,216,300
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $730,208,616)                                    826,358,575
-----------------------------------------------------------------------------

Phoenix-Engemann Capital Growth Fund


FOREIGN  COMMON STOCKS(c)--3.3%

APPLICATION SOFTWARE--2.2%
SAP AG ADR (Germany)                                    480,000    19,204,800

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR
  (Israel)                                              340,000    10,064,000
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $27,575,938)                                      29,268,800
-----------------------------------------------------------------------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
AGENCY NON MORTGAGE-BACKED SECURITIES--0.3%
Fannie Mae 6.50%, 8/15/04                       AAA       2,500     2,504,387
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,505,009)                                        2,504,387
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--97.4%
(IDENTIFIED COST $760,289,563)                                    858,131,762
-----------------------------------------------------------------------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
SHORT-TERM OBLIGATIONS--2.8%

FEDERAL AGENCY SECURITIES--0.7%
Freddie Mac 1.60%, 12/30/04                     AAA       2,000     1,999,974
Freddie Mac 1.875%, 2/15/05                     AAA       2,500     2,497,368
Freddie Mac 1.35%, 4/29/05                      AAA       1,600     1,590,301
                                                                 ------------
                                                                    6,087,643
                                                                 ------------
COMMERCIAL PAPER--2.1%
UBS Finance Delaware LLC 1.32%,
  8/2/04                                        A-1+      1,565     1,564,885
Preferred Receivables Funding
  Corp. 1.30%, 8/3/04                           A-1       1,650     1,649,821
ABN AMRO North American
  Finance, Inc. 1.26%, 8/9/04                   A-1+      8,895     8,892,198
Bank of America Corp. 1.28%,
  8/12/04                                       A-1       4,430     4,428,110
Receivables Capital Corp. 1.34%,
  8/17/04                                       A-1+      1,805     1,803,858
                                                                 ------------
                                                                   18,338,872
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $24,447,638)                                      24,426,515
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $784,737,201)                                    882,558,277(a)

Other assets and liabilities, net--(0.2)%                          (1,457,806)
                                                                 ------------
NET ASSETS--100.0%                                               $881,100,471
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $124,411,840 and gross depreciation of $26,597,247 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $784,743,684.
(b) Non-income producing.
(c) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
    ADR represents American Depository Receipt.

Phoenix-Engemann Mid-Cap Growth Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                   (UNAUDITED)

                                                        SHARES     VALUE ($)
                                                       --------  ------------
DOMESTIC COMMON STOCKS--84.6%

AIR FREIGHT & COURIERS--0.6%
Hunt (J.B.) Transport Services,
  Inc.(b)(c)                                             30,000     1,152,300

APPAREL RETAIL--2.7%
Chico's FAS, Inc.(b)(c)                                  50,000     2,093,500
Ross Stores, Inc.                                        65,000     1,504,750
Talbots, Inc.                                            45,000     1,386,000
                                                                 ------------
                                                                    4,984,250
                                                                 ------------
APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
Coach, Inc.(b)                                           40,000     1,711,600

APPLICATION SOFTWARE--3.3%
Citrix Systems, Inc.(b)                                  80,000     1,409,600
Hyperion Solutions Corp.(b)(c)                           65,000     2,666,300
Macromedia, Inc.(b)                                     100,000     2,020,000
                                                                 ------------
                                                                    6,095,900
                                                                 ------------
BIOTECHNOLOGY--1.8%
Critical Therapeutics, Inc.(b)                          121,500       765,450
Gilead Sciences, Inc.(b)                                 40,000     2,585,600
                                                                 ------------
                                                                    3,351,050
                                                                 ------------
CASINOS & GAMING--4.1%
Boyd Gaming Corp.                                        70,000     1,840,300
Station Casinos, Inc.                                    80,000     3,456,000
WMS Industries, Inc.(b)(c)                               80,000     2,179,200
                                                                 ------------
                                                                    7,475,500
                                                                 ------------
COMMUNICATIONS EQUIPMENT--3.5%
Ditech Communications Corp.(b)                          100,000     2,059,000
F5 Networks, Inc.(b)(c)                                  80,000     2,095,200
Polycom, Inc.(b)                                        120,000     2,313,600
                                                                 ------------
                                                                    6,467,800
                                                                 ------------
COMPUTER STORAGE & PERIPHERALS--3.9%
Unova, Inc.(b)                                          425,000     7,186,750

CONSUMER FINANCE--0.9%
Cash America International, Inc.                         70,000     1,571,500

DATA PROCESSING & OUTSOURCED SERVICES--3 2%
Alliance Data Systems Corp.(b)                          100,000     3,971,000
Global Payments, Inc.                                    40,000     1,826,000
                                                                 ------------
                                                                    5,797,000
                                                                 ------------
DEPARTMENT STORES--1.0%
Nordstrom, Inc.                                          40,000     1,756,000

DIVERSIFIED COMMERCIAL SERVICES--4.6%
Corinthian Colleges, Inc.(b)                             50,000       936,000
Corporate Executive Board Co. (The)                      65,000     3,685,500
Education Management Corp.(b)                            40,000     1,110,400
Life Time Fitness, Inc.(b)                               50,000     1,157,500
Providence Service Corp. (The)(b)                        79,189     1,495,088
                                                                 ------------
                                                                    8,384,488
                                                                 ------------
DIVERSIFIED METALS & MINING--0.2%
Brush Engineered Materials, Inc.(b)                      25,000       452,500

EMPLOYMENT SERVICES--0.6%
Manpower, Inc.                                           25,000     1,088,750

HEALTH CARE EQUIPMENT--2.0%
Kinetic Concepts, Inc.(b)                                60,000     2,695,200
Varian Medical Systems, Inc.(b)                          15,000     1,035,150
                                                                 ------------
                                                                    3,730,350
                                                                 ------------
HEALTH CARE FACILITIES--1.8%
LifePoint Hospitals, Inc.(b)                             25,000       835,250
Triad Hospitals, Inc.(b)                                 70,000     2,384,200
                                                                 ------------
                                                                    3,219,450
                                                                 ------------
HEALTH CARE SERVICES--5.3%
Accredo Health, Inc.(b)                                 110,000     3,564,000
Caremark Rx, Inc.(b)                                    120,000     3,660,000
Lincare Holdings, Inc.(b)                                25,000       798,500
Quest Diagnostics, Inc.                                  20,000     1,641,600
                                                                 ------------
                                                                    9,664,100
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--0.8%
Hilton Hotels Corp.                                      80,000     1,426,400

INTERNET SOFTWARE & SERVICES--6.8%
Akamai Technologies, Inc.(b)                            107,900     1,610,947
aQuantive, Inc.(b)                                      100,000       854,000
Ask Jeeves, Inc.(b)(c)                                  100,000     2,908,000
Digital River, Inc.(b)                                   50,000     1,405,000
Infospace, Inc.(b)                                       55,000     2,060,300
ValueClick, Inc.(b)                                     100,000     1,038,000
Yahoo!, Inc.(b)                                          80,000     2,464,000
                                                                 ------------
                                                                   12,340,247
                                                                 ------------

Phoenix-Engemann Mid-Cap Growth Fund

LEISURE PRODUCTS--1.0%
Nautilus Group, Inc. (The)(c)                           100,000     1,852,000

MANAGED HEALTH CARE--4.5%
Aetna, Inc.                                              60,000     5,148,000
PacifiCare Health Systems, Inc.(b)                       60,000     1,834,200
Wellcare Health Plans, Inc.                              60,000     1,176,000
                                                                 ------------
                                                                    8,158,200
                                                                 ------------
OIL & GAS DRILLING--1.3%
Patterson-UTI Energy, Inc.                              130,000     2,369,900

OIL & GAS EQUIPMENT & SERVICES--1.4%
BJ Services Co.(b)                                       50,000     2,483,000

OIL & GAS EXPLORATION & PRODUCTION--2.5%
Pioneer Natural Resources Co.(b)                         70,000     2,523,500
XTO Energy, Inc.                                         65,000     1,943,500
                                                                 ------------
                                                                    4,467,000
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.7%
Western Gas Resources, Inc.                              40,000     1,347,600

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
CapitalSource, Inc.(b)                                   50,000     1,081,000

PHARMACEUTICALS--3.8%
Barr Pharmaceuticals, Inc.(b)                            50,000     1,717,500
Medicis Pharmaceutical Corp. Class A                     80,000     2,861,600
Sepracor, Inc.(b)                                        50,000     2,298,500
                                                                 ------------
                                                                    6,877,600
                                                                 ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.3%
CB Richard Ellis Group, Inc. Class
  A(b)                                                  125,000     2,367,500

RESTAURANTS--4.7%
Applebee's International, Inc.                          105,000     2,797,200
Brinker International, Inc.(b)                           25,000       895,250
Domino's Pizza, Inc.(c)                                  50,000       695,000
Panera Bread Co. Class A(b)(c)                           30,000     1,106,700
Ruby Tuesday, Inc.                                       40,000     1,155,600
Starbucks Corp.(b)                                       40,000     1,878,400
                                                                 ------------
                                                                    8,528,150
                                                                 ------------
SEMICONDUCTORS--3.8%
Integrated Circuit Systems, Inc.(b)                      50,000     1,196,000
Integrated Silicon Solution, Inc.(b)                    200,000     1,684,000
Microchip Technology, Inc.(c)                            30,000       869,100
National Semiconductor Corp.(b)                         100,000     1,715,000
NVIDIA Corp.(b)                                          90,000     1,386,000
                                                                 ------------
                                                                    6,850,100
                                                                 ------------
SPECIALIZED FINANCE--0.8%
CIT Group, Inc.                                          40,000     1,390,400

SPECIALTY STORES--2.5%
Aaron Rents, Inc.                                        40,000     1,284,800
PETsMART, Inc.                                           55,000     1,705,550
Sports Authority, Inc. (The)(b)                          65,000     1,657,500
                                                                 ------------
                                                                    4,647,850
                                                                 ------------
STEEL--3.2%
Steel Dynamics, Inc.                                     85,000     2,783,750
United States Steel Corp.                                80,000     3,051,200
                                                                 ------------
                                                                    5,834,950
                                                                 ------------
SYSTEMS SOFTWARE--3.8%
Novell, Inc.(b)                                         500,000     3,420,000
Symantec Corp.(b)                                        40,000     1,870,400
VERITAS Software Corp.(b)                                85,000     1,620,100
                                                                 ------------
                                                                    6,910,500
                                                                 ------------
TRUCKING--0.7%
Yellow Roadway Corp.(b)                                  30,000     1,305,300
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $133,531,722)                                    154,326,985
-----------------------------------------------------------------------------

FOREIGN  COMMON STOCKS(e)--7.0%

HOME ENTERTAINMENT SOFTWARE--0.5%
Shanda Interactive Entertainment
  Ltd. (Switzerland)(b)                                  50,000       950,000

INTERNET SOFTWARE & SERVICES--2.6%
Sina Corp. (China)(b)(c)                                170,000     4,819,500

PHARMACEUTICALS--1.1%
Elan Corp. plc ADR (Ireland)(b)                          50,000     1,027,500
Teva Pharmaceutical Industries Ltd.
  ADR (Israel)                                           30,000       888,000
                                                                 ------------
                                                                    1,915,500
                                                                 ------------
SEMICONDUCTORS--2.8%
Marvell Technology Group Ltd.
  (Bermuda)(b)                                          220,000     5,108,400
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,824,628)                                       12,793,400
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--91.6%
(IDENTIFIED COST $139,356,350)                                    167,120,385
-----------------------------------------------------------------------------

Phoenix-Engemann Mid-Cap Growth Fund

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
SHORT-TERM OBLIGATIONS--12.3%

FEDERAL AGENCY SECURITIES--1.4%
FHLB 1.235%, 8/13/04                            AAA         905       904,596
Freddie Mac 1.875%, 2/15/05                     AAA       1,550     1,548,368
                                                                 ------------
                                                                    2,452,964
                                                                 ------------


                                                        SHARES     VALUE ($)
                                                       --------  ------------
MONEY MARKET MUTUAL FUNDS--6.7%
AIM Short Term Investment Trust Liquid
  Assets Portfolio-Institutional Shares
  (0.98% seven day effective yield)(d)                8,365,008     8,365,009
AIM Short Term Investment Trust Prime
  Assets Portfolio-Institutional Shares
  (0.93% seven day effective yield)(d)                        1             1
AIM Short Term Investment Trust Treasury
  Assets Portfolio-Institutional Shares
  (0.89% seven day effective yield)(d)                2,994,836     2,994,836
Alliance Bernstein Institutional Reserve
  Prime Portfolio (0.88% seven day
  effective yield)(d)                                    44,282        44,282
Janus Institutional Money Market Fund
  (1.01% seven day effective yield)(d)                  870,081       870,081
                                                                 ------------
                                                                   12,274,209
                                                                 ------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
COMMERCIAL PAPER--4.2%
Verizon Network Funding Corp.
  1.25%, 8/11/04                                A-1+      3,505     3,503,661
UBS Finance Delaware LLC
  1.33%, 8/12/04                                A-1+        240       239,894
Clipper Receivables Co. LLC
  1.38%, 8/18/04                                A-1       1,315     1,314,093
Wal-Mart Stores, Inc. 1.36%,
  8/19/04                                       A-1+      2,670     2,668,083
                                                                 ------------
                                                                    7,725,731
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $22,459,879)                                      22,452,904
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--103.9%
(IDENTIFIED COST $161,816,229)                                    189,573,289(a)

Other assets and liabilities, net--(3.9)%                          (7,120,768)
                                                                 ------------
NET ASSETS--100.0%                                               $182,452,521
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $37,320,119 and gross depreciation of $10,802,289 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $163,055,459.
(b) Non-income producing.
(c) All or a portion of security is on loan.
(d) Represents security purchased with cash collateral received for securities on loan.
(e) Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
    ADR represents American Depository Receipt.

Phoenix-Goodwin High Yield Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                  (Unaudited)


                                                          PAR
                                             MOODY'S     VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
ASSET-BACKED SECURITIES--1.6%

Asset Backed Securities Corp. Net
  Interest Margin Trust 03-HE6, A2
  144A 7%, 11/27/33(b)                          BB(c)       575       529,000
Green Tree Financial Corp. 97-4, M1
  7.22%, 2/15/29                                B           650       454,188
Pennant CBO Ltd. 1A, D 144A
  13.43%, 3/14/11(b) (g) (l) (m)                Ca        3,416     2,049,856
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $4,337,685)                                        3,033,044
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--79.7%

AIRLINES--1.2%
American Airlines, Inc. Series 01-1
  6.977%, 5/23/21                               Ba          767       678,060
Delta Air Lines, Inc. 10%, 8/15/08              CC(c)       500       222,500
JetBlue Airways Corp. Series 04-1
  5.77%, 3/15/08(d)                             Ba        1,000     1,022,190
Northwest Airlines, Inc. 10%, 2/1/09            Caa         500       347,500
                                                                 ------------
                                                                    2,270,250
                                                                 ------------
ALTERNATIVE CARRIERS--0.7%
Level 3 Communications, Inc.
  9.125%, 5/1/08                                Caa         500       375,000
Level 3 Financing, Inc. 144A
  10.75%, 10/15/11(b)                           Caa         500       430,000
Time Warner Telecom, Inc.
  10.125%, 2/1/11                               B           500       446,250
                                                                 ------------
                                                                    1,251,250
                                                                 ------------
APPAREL RETAIL--0.5%
Broder Bros. Co. 11.25%, 10/15/10               B         1,000       927,500

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Phillips Van-Heusen Corp. 144A
  7.25%, 2/15/11(b)                             B           500       512,500

AUTO PARTS & EQUIPMENT--2.6%
ArvinMeritor, Inc. 8.75%, 3/1/12                Ba          950     1,030,750
CB Cambridge Industries Liquidating
  Trust Interests 0%,
  12/24/05(e) (f) (g) (l)                       NR        5,164         1,033
Dana Corp. 6.50%, 3/1/09                        Ba          500       527,500
Dana Corp. 7%, 3/15/28                          Ba          500       497,500
Dura Operating Corp. Series D 9%,
  5/1/09                                        B         1,000       960,000
Mark IV Industries, Inc. 7.50%,
  9/1/07                                        Caa         750       710,625
Tenneco Automotive, Inc. Series B
  10.25%, 7/15/13                               B         1,000     1,145,000
                                                                 ------------
                                                                    4,872,408
                                                                 ------------
BIOTECHNOLOGY--1.1%
Dade Behring Holdings, Inc. 11.91%, 10/3/10     B           912     1,043,784
Polypore, Inc. 144A 8.75%, 5/15/12(b)           Caa       1,000     1,065,000
                                                                 ------------
                                                                    2,108,784
                                                                 ------------
Broadcasting & Cable TV--6.0%
Avalon Cable LLC 11.875%,
  12/1/08(d)                                    Caa       1,260     1,339,196
Charter Communications Holdings
  LLC/Charter Communications
  Holdings Capital Corp. 8.25%,
  4/1/07                                        Ca        1,000       885,000
Charter Communications Holdings
  LLC/Charter Communications
  Holdings Capital Corp. 9.92%,
  4/1/11(d)                                     Ca        1,000       752,500
CSC Holdings, Inc. Series B 7.625%,
  4/1/11                                        B           750       761,250
DIRECTV Holdings LLC/DIRECTV
  Financing Co., Inc. 8.375%,
  3/15/13                                       B           700       787,500
Echostar DBS Corp. 6.375%,
  10/1/11                                       Ba        1,200     1,197,000
Insight Midwest L.P./Insight Capital,
  Inc. 10.50%, 11/1/10                          B         1,750     1,876,875
Mediacom LLC/Mediacom Capital
  Corp. 9.50%, 1/15/13                          B         1,500     1,395,000
PanAmSat Corp. 144A 9%,
  8/15/14(b) (j)                                B           515       515,000
Paxson Communications Corp. 0%,
  1/15/09(d)                                    Caa       1,000       877,500

Phoenix-Goodwin High Yield Fund


Young Broadcasting, Inc. 8.75%,
  1/15/14                                       Caa       1,000       955,000
                                                                 ------------
                                                                   11,341,821
                                                                 ------------
CASINOS & GAMING--4.4%
American Casino & Entertainment
  Properties LLC 144A 7.85%,
  2/1/12(b)                                     B           250       256,250
Argosy Gaming Co. 144A 7%,
  1/15/14(b)                                    B           500       500,625
Caesars Entertainment, Inc. 8.125%,
  5/15/11                                       Ba        1,250     1,385,937
Chumash Casino & Resort
  Enterprise 144A 9%, 7/15/10(b)                Ba          450       492,750
Herbst Gaming, Inc. 144A 8.125%,
  6/1/12(b)                                     B           500       495,000
MGM Mirage 8.50%, 9/15/10                       Ba        1,415     1,570,650
Penn National Gaming, Inc. 144A
  6.875%, 12/1/11(b)                            B           370       369,075
Pinnacle Entertainment, Inc. 8.75%,
  10/1/13                                       Caa         500       500,000
Seneca Gaming Corp. 144A 7.25%,
  5/1/12(b)                                     B           250       250,625
Waterford Gaming LLC 144A
  8.625%, 9/15/12(b)                            B         2,351     2,515,570
                                                                 ------------
                                                                    8,336,482
                                                                 ------------
COMMODITY CHEMICALS--0.8%
Lyondell Chemical Co. 9.50%,
  12/15/08                                      B         1,350     1,419,187

COMMUNICATIONS EQUIPMENT--0.7%
Corning, Inc. 6.20%, 3/15/16                    Ba        1,000       950,000
Lucent Technologies, Inc. 6.45%,
  3/15/29                                       Caa         500       383,750
                                                                 ------------
                                                                    1,333,750
                                                                 ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.2%
Terex Corp. 9.25%, 7/15/11                      B         2,000     2,235,000

CONSUMER FINANCE--0.8%
Ford Motor Credit Co. 7%, 10/1/13(h)            A         1,500     1,526,784

DATA PROCESSING & OUTSOURCED SERVICES--1.1%
Iron Mountain, Inc. 7.75%, 1/15/15              B         1,950     2,003,625

DEPARTMENT STORES--0.6%
Penney (J.C.) Co., Inc. 9%, 8/1/12              Ba        1,000     1,207,500

DISTRIBUTORS--0.3%
Adesa, Inc. 7.625%, 6/15/12                     B           500       511,875

DIVERSIFIED CHEMICALS--1.4%
Equistar Chemicals LP/Equistar
  Funding Corp. 10.125%, 9/1/08                 B           700       770,875
Huntsman LLC 144A 8.80%,
  7/15/11(b) (d)                                B           250       251,875
ISP Holdings, Inc. Series B
  10.625%, 12/15/09                             B         1,500     1,657,500
                                                                 ------------
                                                                    2,680,250
                                                                 ------------
DIVERSIFIED COMMERCIAL SERVICES--1.6%
Coinmach Corp. 9%, 2/1/10                       B           975       988,406
Concentra Operating Corp. 144A
  9.125%, 6/1/12(b)                             B           500       537,500
Mobile Mini, Inc. 9.50%, 7/1/13                 B           500       550,000
United Rentals North America, Inc.
  7%, 2/15/14                                   B         1,000       917,500
                                                                 ------------
                                                                    2,993,406
                                                                 ------------
DRUG RETAIL--0.8%
NeighborCare, Inc. 6.875%,
  11/15/13                                      Ba        1,000     1,040,000
Rite Aid Corp. 8.125%, 5/1/10                   B           200       210,500
Rite Aid Corp. 9.25%, 6/1/13                    Caa         300       315,750
                                                                 ------------
                                                                    1,566,250
                                                                 ------------
ELECTRIC UTILITIES--2.3%
Allegheny Energy Supply 7.80%,
  3/15/11                                       B           500       497,500
FirstEnergy Corp. Series B 6.45%,
  11/15/11                                      Baa       1,000     1,059,271
Midwest Generation LLC 144A
  8.75%, 5/1/34(b)                              B         1,000     1,065,000
MSW Energy Holdings LLC/MSW
  Energy Finance Co., Inc. 8.50%,
  9/1/10                                        Ba          750       806,250
MWS Energy Holdings II LLC/MSW
  Energy Finance Co. II, Inc. Series B
  7.375%, 9/1/10                                Ba          325       333,125
TECO Energy, Inc. 7.20%, 5/1/11                 Ba          500       516,250
                                                                 ------------
                                                                    4,277,396
                                                                 ------------
ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Key Components LLC 10.50%,
  6/1/08                                        B           275       279,125

ELECTRONIC EQUIPMENT MANUFACTURERS--0.3%
Itron, Inc. 144A 7.75%, 5/15/12(b)              B           500       503,750

Phoenix-Goodwin High Yield Fund


ENVIRONMENTAL SERVICES--1.8%
Allied Waste North America 7.875%,
  4/15/13                                       Ba          850       893,563
Allied Waste North America Series B
  9.25%, 9/1/12                                 Ba        1,000     1,118,750
Allied Waste North America Series B
  7.375%, 4/15/14                               B           900       866,250
GEO Sub Corp. 144A 11%,
  5/15/12(b)                                    Caa         500       505,000
                                                                 ------------
                                                                    3,383,563
                                                                 ------------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.9%
IMC Global, Inc. 10.875%, 8/1/13                B         1,000     1,225,000
Scotts Co. (The) 6.625%, 11/15/13               Ba          500       507,500
                                                                 ------------
                                                                    1,732,500
                                                                 ------------
FOOD DISTRIBUTORS--0.8%
Nash Finch Co. Series B 8.50%,
  5/1/08                                        B         1,500     1,522,500

FOOD RETAIL--1.2%
Ahold Finance USA, Inc. 8.25%,
  7/15/10                                       B         1,000     1,077,500
Delhaize America, Inc. 8.125%,
  4/15/11                                       Ba          500       556,868
Winn-Dixie Stores, Inc. 8.875%,
  4/1/08                                        B           750       697,500
                                                                 ------------
                                                                    2,331,868
                                                                 ------------
HEALTH CARE DISTRIBUTORS--0.3%
Omnicare, Inc. 6.125%, 6/1/13                   Ba          500       477,500

HEALTH CARE FACILITIEs--3.1%
HCA, Inc. 5.25%, 11/6/08                        Ba          900       904,520
HCA, Inc. 6.95%, 5/1/12                         Ba          900       949,564
HealthSouth Corp. 10.75%, 10/1/08               NR          500       518,750
HealthSouth Corp. 7.625%, 6/1/12                NR          500       471,875
IASIS Healthcare LLC/IASIS Capital
  Corp. 144A 8.75%, 6/15/14(b)                  B           500       522,500
Province Healthcare Co. 7.50%,
  6/1/13                                        B         1,000       985,000
Tenet Healthcare Corp. 144A
  9.875%, 7/1/14(b)                             B         1,400     1,461,250
                                                                 ------------
                                                                    5,813,459
                                                                 ------------
HOME FURNISHINGS--0.3%
Interface, Inc. 144A 9.50%, 2/1/14(b)           Caa         500       505,000

HOMEBUILDING--2.3%
K. Hovnanian Enterprises, Inc.
  7.75%, 5/15/13                                Ba        1,500     1,545,000
Standard-Pacific Corp. 6.875%,
  5/15/11                                       Ba          500       505,000
WCI Communities, Inc. 10.625%,
  2/15/11                                       Ba        1,950     2,169,375
                                                                 ------------
                                                                    4,219,375
                                                                 ------------
HOTELS, RESORTS & CRUISE LINES--1 0%
Hilton Hotels Corp. 7.625%, 12/1/12             Ba          750       831,563
Royal Caribbean Cruises Ltd.
  6.875%, 12/1/13                               Ba          500       506,875
Starwood Hotels & Resorts
  Worldwide, Inc. 7.875%, 5/1/12                Ba          500       541,250
                                                                 ------------
                                                                    1,879,688
                                                                 ------------
INTEGRATED TELECOMMUNICATION SERVICES--1.9%
Primus Telecomm Group 8%,
  1/15/14                                       B           500       372,500
Qwest Capital Funding, Inc. 7.90%,
  8/15/10                                       Caa       1,000       895,000
Qwest Corp. 144A 9.125%,
  3/15/12(b)                                    Ba        1,000     1,105,000
Qwest Services Corp. 144A 13.50%,
  12/15/07(b)                                   Caa       1,000     1,142,500
                                                                 ------------
                                                                    3,515,000
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0 3%
Refco Finance Holdings LLC 144A
  9%, 8/1/12(b) (j)                             B           500       502,500
Leisure Facilities--0.7%
Six Flags, Inc. 9.625%, 6/1/14                  B         1,000       932,500
Town Sports International 144A 0%,
  2/1/14(b) (d)                                 Caa         850       386,750
                                                                 ------------
                                                                    1,319,250
                                                                 ------------
MARINE--0.1%
Horizon Lines LLC 144A 9%,
  11/1/12(b)                                    B           250       260,625

METAL & GLASS CONTAINERs--1.4%
BWAY Corp. 10%, 10/15/10                        B         1,000     1,060,000
Owens-Brockway Glass Container,
  Inc. 7.75%, 5/15/11                           B         1,500     1,597,500
                                                                 ------------
                                                                    2,657,500
                                                                 ------------
MULTI-UTILITIES & UNREGULATED POWER--5.0%
AES Corp. (The) 9.50%, 6/1/09                   B           943     1,027,870

Phoenix-Goodwin High Yield Fund


AES Corp. (The) 144A 8.75%,
  5/15/13(b)                                    B         1,000     1,097,500
Calpine Corp. 7.875%, 4/1/08                    Caa       2,250     1,406,250
Calpine Corp. 144A 8.75%,
  7/15/13(b)                                    B(c)      1,500     1,188,750
CMS Energy Corp. 7.50%, 1/15/09                 B           750       768,750
Dynegy Holdings, Inc. 6.875%,
  4/1/11                                        Caa       2,000     1,810,000
NRG Energy, Inc. 144A 8%,
  12/15/13(b)                                   B           500       513,750
Reliant Energy, Inc. 9.25%, 7/15/10             B         1,500     1,605,000
                                                                 ------------
                                                                    9,417,870
                                                                 ------------
OFFICE ELECTRONICS--0.7%
Xerox Corp. 7.125%, 6/15/10                     B         1,250     1,287,500

OFFICE SERVICES & SUPPLIES--0.3%
Williams Scotsman, Inc. 10%,
  8/15/08                                       B           500       545,000

OIL & Gas Exploration & PRODUCTION--2.8%
Chesapeake Energy Corp. 6.875%,
  1/15/16                                       Ba          675       668,250
Chesapeake Energy Corp. 144A
  7.50%, 6/15/14(b)                             Ba          325       343,688
Denbury Resources, Inc. 7.50%,
  4/1/13                                        B         1,000     1,030,000
Forest Oil Corp. 8%, 12/15/11                   Ba        1,000     1,092,500
SESI LLC 8.875%, 5/15/11                        B         1,500     1,627,500
Swift Energy Co. 7.625%, 7/15/11                B           500       513,750
                                                                 ------------
                                                                    5,275,688
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--4.5%
El Paso Corp. 7.875%, 6/15/12                   Caa       2,500     2,312,500
Pacific Energy Partners LP/Pacific
  Energy Finance Corp. 144A
  7.125%, 6/15/14(b)                            Ba          625       646,875
Premcor Refining Group, Inc. (The)
  6.75%, 5/1/14                                 Ba        1,000     1,012,500
Teekay Shipping Corp. 8.875%,
  7/15/11                                       Ba        1,450     1,602,250
Williams Cos., Inc. (The) 8.625%,
  6/1/10                                        B         1,500     1,691,250
Williams Cos., Inc. (The) 7.75%,
  6/15/31                                       B         1,300     1,244,750
                                                                 ------------
                                                                    8,510,125
                                                                 ------------
OTHER DIVERSIFIED FINANCIAL SERVICES--1.4%
American Real Estate Partners
  LP/American Real Estate Finance
  Corp. 144A 8.125%, 6/1/12(b)                  Ba        1,000     1,030,000
Glencore Funding LLC 144A 6%,
  4/15/14(b)                                    Baa         850       798,745
UGS Corp. 144A 10%, 6/1/12(b)                   B           750       798,750
                                                                 ------------
                                                                    2,627,495
                                                                 ------------
PACKAGED FOODS & MEATS--1.8%
Del Monte Corp. 8.625%, 12/15/12                B           850       930,750
Dole Foods Co., Inc. 8.875%,
  3/15/11                                       B         1,200     1,275,000
PPC Escrow Corp. 9.25%, 11/15/13                B         1,100     1,188,000
                                                                 ------------
                                                                    3,393,750
                                                                 ------------
PAPER PACKAGING--1.9%
Chesapeake Corp. 7.20%, 3/15/05                 B         2,500     2,543,750
Jefferson Smurfit Corp. 8.25%,
  10/1/12                                       B           900       965,250
                                                                 ------------
                                                                    3,509,000
                                                                 ------------
PAPER PRODUCTS--2.5%
Appleton Papers, Inc. 144A 9.75%,
  6/15/14(b)                                    B           500       510,000
Bowater, Inc. 4.52%, 3/15/10(d)                 Ba        1,335     1,348,350
Georgia Pacific Corp. 8.125%,
  5/15/11                                       Ba        1,500     1,691,250
Georgia-Pacific Corp. 7.375%,
  7/15/08                                       Ba          700       756,000
Solo Cup Co. 144A 8.50%, 2/15/14(b)             B           500       462,500
                                                                 ------------
                                                                    4,768,100
                                                                 ------------
PERSONAL PRODUCTS--0.1%
Leiner Health Products, Inc. 144A
  11%, 6/1/12(b)                                B           250       261,250

PROPERTY & CASUALTY INSURANCE--0.6%
First America Capital Trust I 8.50%,
  4/15/12                                       Baa       1,000     1,117,068

PUBLISHING & PRINTING--1.5%
Cadmus Communications Corp.
  144A 8.375%, 6/15/14(b)                       B           500       520,000
Dex Media West LLC/Dex Media
  West Finance Co. Series B 8.50%,
  8/15/10                                       B           400       440,000
Dex Media West LLC/Dex Media
  West Finance Co. Series B
  9.875%, 8/15/13                               B           750       849,375

Phoenix-Goodwin High Yield Fund


Dex Media, Inc. 144A 0%,
  11/15/13(b) (d)                               B         1,525     1,067,500
                                                                 ------------
                                                                    2,876,875
                                                                 ------------
REITS--0.5%
iStar Financial, Inc. 144A 5.125%,
  4/1/11(b)                                     Ba        1,000       972,571

SEMICONDUCTOR EQUIPMENT--0.3%
Amkor Technology, Inc. 7.125%,
  3/15/11                                       B           750       645,000

SPECIALTY CHEMICALS--1.2%
Huntsman Advanced Materials LLC
  144A 11%, 7/15/10(b)                          B         1,170     1,333,800
Huntsman International LLC
  10.125%, 7/1/09                               Caa         500       511,250
Resolution Performance Products,
  Inc. 13.50%, 11/15/10                         Caa         500       485,000
                                                                 ------------
                                                                    2,330,050
                                                                 ------------
SPECIALTY STORES--3.4%
Affinity Group, Inc. 144A 9%,
  2/15/12(b)                                    B           500       520,625
AutoNation, Inc. 9%, 8/1/08                     Ba        1,000     1,135,000
Hollywood Entertainment Corp.
  9.625%, 3/15/11                               B           950     1,092,500
JohnsonDiversey, Inc. Series B
  9.625%, 5/15/12                               B         2,000     2,210,000
Toys R Us, Inc. 7.375%, 10/15/18                Ba        1,500     1,432,500
                                                                 ------------
                                                                    6,390,625
                                                                 ------------
STEEL--1.4%
California Steel Industries, Inc.
  6.125%, 3/15/14                               Ba        1,000       943,750
Steel Dynamics, Inc. 9.50%, 3/15/09             B         1,450     1,616,750
                                                                 ------------
                                                                    2,560,500
                                                                 ------------
TOBACCO--0.1%
Standard Commercial Corp. 144A
  8%, 4/15/12(b)                                Ba          250       252,500

TRADING COMPANIES & DISTRIBUTORS--1.1%
Park-Ohio Industries, Inc. 9.25%,
  12/1/07                                       Caa         975       989,625
TD Funding Corp. 8.375%, 7/15/11                B         1,000     1,045,000
                                                                 ------------
                                                                    2,034,625
                                                                 ------------
TRUCKING--0.6%
Amerco, Inc. 12%, 3/15/11                       NR        1,000     1,030,000

WIRELESS TELECOMMUNICATION SERVICES--3.0%
American Cellular Corporation
  Escrow Corp. Series B 10%,
  8/1/11                                        B         1,000       875,000
Dobson Communications Corp.
  8.875%, 10/1/13                               Caa       1,550     1,178,000
iPCS Escrow Co. 144A 11.50%,
  5/1/12(b)                                     B           500       517,500
Nextel Communications, Inc.
  7.375%, 8/1/15                                Ba        1,000     1,055,000
Rural Cellular Corp. 9.75%, 1/15/10             Caa         500       462,500
Triton PCS, Inc. 9.375%, 2/1/11                 B         2,000     1,620,000
                                                                 ------------
                                                                    5,708,000
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $148,356,238)                                    149,792,813
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--0.6%

BRAZIL--0.6%
Federative Republic of Brazil 8%,
  4/15/14                                       B           586       553,218
Federative Republic of Brazil 11%,
  8/17/40                                       B           650       637,812
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,155,178)                                        1,191,030
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(k)--10.7%

BRAZIL--1.2%
Cia Brasileira de Bebidas 144A
  8.75%, 9/15/13(b)                             Baa         715       775,775
CSN Islands VIII Corp. 144A 9.75%,
  12/16/13(b)                                   B           500       480,000
Petrobras International Finance Co.
  9.75%, 7/6/11                                 Baa       1,000     1,095,000
                                                                 ------------
                                                                    2,350,775
                                                                 ------------
CANADA--3.5%
Abitibi Consolidated, Inc. 6%,
  6/20/13                                       Ba        1,500     1,368,750
Cascades, Inc. 7.25%, 2/15/13                   Ba        2,450     2,511,250
CHC Helicopter Corp. 144A 7.375%,
  5/1/14(b)                                     B         1,000     1,002,500
Norske Skog Canada Ltd. 7.375%,
  3/1/14                                        Ba          840       840,000
Nova Chemicals Corp. 6.50%,
  1/15/12                                       Ba          300       300,000

Phoenix-Goodwin High Yield Fund


Rogers Wireless Communications,
  Inc. 6.375%, 3/1/14                           Ba          700       656,250
                                                                 ------------
                                                                    6,678,750
                                                                 ------------
CAYMAN ISLANDS--0.2%
New ASAT Finance Ltd. 144A
  9.25%, 2/1/11(b)                              B           350       337,750

CHILE--0.4%
Enersis SA 144A 7.375%, 1/15/14(b)              Ba          750       756,487

IRELAND--1.3%
JSG Funding plc 9.625%, 10/1/12                 B         2,200     2,475,000

LUXEMBOURG--0.5%
Lighthouse International Co. SA
  144A 8%, 4/30/14(b)                           B           750(i)    869,101

MEXICO--0.6%
Innova S de R.L. 9.375%, 9/19/13                B         1,000     1,060,000

NETHERLANDS--1.1%
Kazkommerts International BV
  RegS 8.50%, 4/16/13                           Baa       2,000     1,997,500

POLAND--0.0%
Poland Telecom Finance BV Series
  B 14%, 12/1/07(e) (f) (g) (l)                 NR        4,942        61,770

SWEDEN--0.6%
Stena AB 9.625%, 12/1/12                        Ba          950     1,040,250

UNITED STATES--1.3%
Couche-Tard U.S. LP/Couche-Tard
  Finance Corp. 7.50%, 12/15/13                 Ba          335       344,212
Crown European Holdings SA
  10.25%, 3/1/11                                B+(c)     1,500(i)  2,036,179
                                                                 ------------
                                                                    2,380,391
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $24,167,787)                                      20,007,774
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.5%

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
SCI Systems, Inc. Cv. 3%, 3/15/07               B         1,000       938,750
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $967,476)                                            938,750
-----------------------------------------------------------------------------

                                                        SHARES     VALUE ($)
                                                       --------  ------------
DOMESTIC PREFERRED STOCKS--0.0%

INTEGRATED TELECOMMUNICATION SERVICES--0.0%
McLeod USA, Inc. Series A Pfd. 2.50%                      6,727        15,068
-----------------------------------------------------------------------------
TOTAL DOMESTIC PREFERRED STOCKS
(IDENTIFIED COST $47,089)                                              15,068
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--0.0%

COMMERCIAL PRINTING--0.0%
Sullivan Holdings, Inc. Class C(e) (g) (l)                   76             0
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $357,881)                                                  0
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(k)--0.6%

INTEGRATED TELECOMMUNICATION SERVICES--0 5%
Telewest Global, Inc. (United Kingdom)                   80,453       909,122

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Microcell Telecommunications, Inc. Class A
  (Canada)(e)                                                91         2,126
Microcell Telecommunications, Inc. Class B
  (Canada)(e)                                            10,855       255,531
                                                                 ------------
                                                                      257,657
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,261,737)                                        1,166,779
-----------------------------------------------------------------------------

WARRANTS--0.1%

INTEGRATED TELECOMMUNICATION SERVICES--0 0%
McLeod USA, Inc. Warrants(e)(g)                          14,906         1,938

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Microcell Telecommunications, Inc.
  Warrants (Canada)(e)                                    4,032        34,768
Microcell Telecommunications, Inc.
  Warrants (Canada)(e)                                    6,720        55,395
                                                                 ------------
                                                                       90,163
-----------------------------------------------------------------------------
TOTAL WARRANTS
(IDENTIFIED COST $5,217)                                               92,101
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--93.8%
(IDENTIFIED COST $180,656,288)                                    176,237,359
-----------------------------------------------------------------------------

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
SHORT-TERM OBLIGATIONS--5.2%

COMMERCIAL PAPER--5.2%
UBS Finance Delaware LLC 1.32%,
  8/2/04                                        A-1+      2,530     2,529,814
Preferred Receivables Funding
  Corp. 1.30%, 8/3/04                           A-1       2,275     2,274,754

Phoenix-Goodwin High Yield Fund


Koch Industries LLC 1.25%, 8/4/04               A-1+      1,326     1,325,816
Alpine Securitization Corp. 1.30%,
  8/11/04                                       A-1       1,750     1,749,305
Wal-Mart Stores, Inc. 1.30%, 8/11/04            A-1+      1,971     1,970,217
-----------------------------------------------------------------------------
Total Short-Term Obligations
(Identified Cost $9,850,261)                                        9,849,906
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(Identified Cost $190,506,549)                                    186,087,265(a)

Other assets and liabilities, net--1.0%                             1,871,256
                                                                 ------------
NET ASSETS--100.0%                                               $187,958,521
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,725,251 and gross depreciation of $11,383,539 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $190,745,553.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $35,370,952 or 18.8% of net assets.
(c)  As rated by Standard & Poor's or Fitch.
(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(e)  Non-income producing.
(f)  Security in default.
(g) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At July 31, 2004, these securities amounted to a value of $2,114,597 or 1.1% of net assets.
(h) All or a portion segregated as collateral for delayed delivery transactions.
(i)  Par value represents Euro.
(j)  This security has a delayed delivery settlement date.
(k) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header or parenthetically, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
(l)  At July 31, 2004, the Fund held the following restricted securities:

                                         Acquisition   Acquisition    Market Value   % of Net
                                         Date          Cost           at 7/31/04     Assets at 7/31/04
                                         ----          ----           ----------     -----------------
Pennant CBO Ltd., 1A, D 13.43% 3/14/11   10/22/99      $2,915,310     $2,049,856     1.1%

CB Cambridge Industries Liquidating
     Trust Interests 0%, 12/24/05        12/24/01         369,206     $1,033         0.0%

Poland Telecom Finance Series B
     14% 12/1/07                         11/24/97       5,000,000     $61,770        0.0%

Sullivan Holdings, Inc. Class C          12/4/93          357,881     $0             0.0%

At the end of the period, the value of restricted securities amounted to $2,112,659, or 1.1% of net assets. The Fund will bear any costs, including those involved in registration under the Securities Ac tof 1933, in connection with the disposition of restricted securities.

(m)  Private placement.

--------------------------------------------------------------------------------

NOTE 1:

At July 31, 2004, the Fund had entered into the following forward currency contract which contractually obligates the Fund to receive currency at the specified date:

                                                                                Net Unrealized
Contract to Receive     In Exchange for     Settlement Date     Value           Appreciation (Depreciation)
-------------------     ---------------     ---------------     -----           ---------------------------
EUR 2,250,000           USD $2,788,470      8/16/04             $(2,707,291)    $81,179

EUR Euro
USD United States Dollar

Phoenix-Goodwin Money Market Fund

                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                  (Unaudited)



 FACE
 VALUE                                     DISCOUNT      MATURITY
 (000)        DESCRIPTION                    RATE          DATE      VALUE ($)
------        -----------                  --------      --------   ----------
FEDERAL AGENCY SECURITIES--27.0%
 1,230 Freddie Mac                          1.22         8/9/04     1,229,666
 2,500 Fannie Mae(c)                        6.50        8/15/04     2,504,994
 2,500 FHLB(c) (d)                          1.40         9/8/04     2,500,000
 2,500 FHLB(c) (d)                          2.19         9/8/04     2,500,000
 1,500 Fannie Mae(c) (d)                    1.36        10/7/04     1,500,000
 2,500 FHLB(c) (d)                          1.50       10/14/04     2,500,000
 2,500 FHLB(c)                              3.63       10/15/04     2,511,739
 2,500 Fannie Mae(c) (d)                    1.75       10/28/04     2,500,000
 2,500 Fannie Mae(c) (d)                    1.80        11/4/04     2,500,000
 2,500 FHLB(c) (d)                          1.47        11/4/04     2,500,000
 2,500 FHLB                                 1.31       11/10/04     2,490,812
 2,500 FHLB(c) (d)                          2.02       11/18/04     2,500,000
 2,500 FHLB(c)                              1.51        12/8/04     2,500,000
 2,500 FHLB(c) (d)                          1.60       12/30/04     2,500,000
 2,500 FHLB(c)                              1.88        2/15/05     2,508,113
 2,500 FHLB(c) (d)                          1.30        2/28/05     2,500,000
 1,000 FFCB(c)                              1.30         3/1/05     1,000,000
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES                                    38,745,324
-----------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES--VARIABLE(b)--4.0%
   187 SBA (Final Maturity 1/25/21)         1.75         8/1/04       186,700
   807 SBA (Final Maturity 3/25/24)         1.63         8/1/04       807,254
   875 SBA (Final Maturity 10/25/22)        1.75        10/1/04       873,995
 1,072 SBA (Final Maturity 11/25/21)        1.88        10/1/04     1,071,235
   433 SBA (Final Maturity 2/25/23)         1.75        10/1/04       433,253
   514 SBA (Final Maturity 2/25/23)         1.75        10/1/04       514,451
   266 SBA (Final Maturity 5/25/21)         1.75        10/1/04       266,148
 1,541 SBA (Final Maturity 9/25/23)         1.63        10/1/04     1,540,996
-----------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES--VARIABLE                           5,694,032
-----------------------------------------------------------------------------


 FACE                       STANDARD
 VALUE                      & POOR'S       DISCOUNT      MATURITY
 (000)   DESCRIPTION         RATING          RATE          DATE      VALUE ($)
------   -----------        --------       --------      --------   ----------
COMMERCIAL PAPER--63.6%
 2,800 UBS Finance
         Delaware LLC         A-1+          1.25         8/2/04     2,799,903
   931 Alpine
         Securitization
         Corp.                A-1           1.27         8/3/04       930,934
   420 Cargill, Inc.          A-1           1.27         8/3/04       419,970
 1,000 General Electric
         Capital Corp         A-1+          1.28         8/3/04       999,929
 2,300 Govco, Inc.            A-1+          1.25         8/4/04     2,299,761
 1,500 Corporate Asset
         Funding Co.          A-1+          1.26         8/5/04     1,499,790
 2,605 Kimberly-Clark
         Worldwide,
         Inc.                 A-1+          1.25         8/5/04     2,604,638
 3,430 Alpine
         Securitization
         Corp.                A-1           1.29         8/6/04     3,429,386
 2,000 Archer-Daniels-
         Midland Co.          A-1           1.26         8/9/04     1,999,440
 2,500 Marsh &
         McLennan
         Cos., Inc.           A-1           1.29         8/9/04     2,499,283
 3,190 Wal-Mart Stores,
         Inc.                 A-1+          1.27         8/9/04     3,189,100
 1,285 Household
         Finance Corp.        A-1           1.29        8/10/04     1,284,586
 1,095 Procter &
         Gamble Co.           A-1+          1.28        8/10/04     1,094,650
 2,645 Wells Fargo &
         Co.                  A-1+          1.27        8/10/04     2,644,160
 2,000 Clipper
         Receivables
         Co. LLC              A-1           1.29        8/11/04     1,999,283
 1,255 Wells Fargo &
         Co.                  A-1+          1.27        8/11/04     1,254,557
 2,799 Pfizer, Inc.           A-1+          1.28        8/12/04     2,797,905
   835 Alpine
         Securitization
         Corp.                A-1           1.31        8/13/04       834,635
   900 Preferred
         Receivables
         Funding Corp.        A-1           1.33        8/16/04       899,501
 2,500 Archer-Daniels-
         Midland Co.          A-1           1.06        8/17/04     2,498,822
 3,600 Govco, Inc.            A-1+          1.17        8/18/04     3,598,011
 1,000 Govco, Inc.            A-1+          1.20        8/18/04       999,433

Phoenix-Goodwin Money Market Fund

 1,032 Receivables
         Capital Corp.        A-1+          1.37        8/18/04     1,031,332
 1,500 Clipper
         Receivables
         Co. LLC              A-1           1.34        8/19/04     1,498,995
 2,150 Wal-Mart Stores,
         Inc.                 A-1+          1.40        8/19/04     2,148,495
 2,080 Marsh &
         McLennan
         Cos., Inc.           A-1           1.34        8/20/04     2,078,529
 2,735 Wells Fargo &
         Co.                  A-1+          1.35        8/20/04     2,735,000
 1,500 Preferred
         Receivables
         Funding Corp.        A-1           1.37        8/24/04     1,498,687
 2,245 Receivables
         Capital Corp.        A-1+          1.37        8/24/04     2,243,035
 1,955 Goldman Sachs
         Group, Inc.          A-1           1.37        8/25/04     1,953,215
 2,600 Preferred
         Receivables
         Funding Corp.        A-1           1.39        8/25/04     2,597,591
 3,500 Clipper
         Receivables
         Co. LLC              A-1           1.40        8/26/04     3,496,597
 1,845 Private Export
         Funding Corp.        A-1+          1.36        8/26/04     1,843,258
 2,500 ABN AMRO
         Holding NV           A-1+          1.42        8/30/04     2,497,140
 1,855 Preferred
         Receivables
         Funding Corp.        A-1           1.42        8/30/04     1,852,878
 2,500 General Electric
         Capital Corp.        A-1+          1.39         9/2/04     2,496,911
 1,880 UBS Finance
         Delaware LLC         A-1+          1.45         9/7/04     1,877,198
 3,000 General Electric
         Capital Corp.        A-1+          1.46        9/10/04     2,995,133
 1,000 UBS Finance
         Delaware LLC         A-1+          1.30        9/10/04       998,556
 1,050 Danske Corp.           A-1+          1.30        9/14/04     1,048,332
 1,100 Danske Corp.           A-1+          1.45        9/14/04     1,098,051
 3,000 Danske Corp.           A-1+          1.45        9/20/04     2,993,958
 1,525 UBS Finance
         Delaware LLC         A-1+           1.5        9/20/04     1,521,823
 2,400 Marsh &
         McLennan
         Cos., Inc..          A-1           1.45        9/24/04     2,394,780
 1,800 Private Export
         Funding Corp.        A-1+          1.32        10/7/04     1,795,578
 2,000 Private Export
         Funding Corp.        A-1+          1.90         1/6/05     1,983,322
-----------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                             91,256,071
-----------------------------------------------------------------------------

MEDIUM TERM NOTES(c)--5.1%
 3,766 Bank of America
         Corp.                A             7.75        8/15/04     3,775,134
 2,000 Goldman Sachs
         Group, Inc.          A+            6.63        12/1/04     2,035,688
   500 Associates
         Corporation of
         North America        AA-           7.97         3/1/05       519,236
   500 General Electric
         Capital Corp.        AAA           8.85         4/1/05       525,004
   500 Bank of America
         Corp.                A             7.63        4/15/05       521,978
-----------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES                                             7,377,040
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $143,072,467)                                    143,072,467(a)

Other assets and liabilities, net--0.3%                                408,406
                                                                 ------------
NET ASSETS--100.0%                                                $143,480,873
                                                                 ============

(a) Federal Income Tax Information: At July 31, 2004, the aggregate cost of securities for federal income tax purposes was the same for book and tax purposes.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect. The maturity date shown is the next interest rate reset date.
(c) The interest rate shown is the coupon rate.
(d) Callable. The maturity date shown is the call date.

Phoenix-Oakhurst Balanced Fund


                    SCHEDULE OF INVESTMENTS AT JULY 31, 2004
                                  (Unaudited)

                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------
AGENCY MORTGAGE-BACKED SECURITIES--6.8%
Fannie Mae 5.50%, 6/1/34                        AAA         582       584,215
Fannie Mae 5%, 8/25/12                          AAA       5,640     5,748,472
Fannie Mae 6%, 5/1/17                           AAA         638       666,965
Fannie Mae 5.50%, '17-'34                       AAA      28,038    28,166,404
Fannie Mae 6%, 11/1/31                          AAA       3,586     3,685,919
Fannie Mae 6%, 12/1/32                          AAA         317       325,747
Fannie Mae 5%, 4/1/34                           AAA       3,917     3,822,761
Fannie Mae 5%, 5/1/34                           AAA       2,693     2,628,676
Fannie Mae 6%, 7/1/34                           AAA       5,999     6,160,635
GNMA 6.50%, '23-'32                             AAA      11,995    12,628,815
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $63,484,219)                                      64,418,609
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.7%

CALIFORNIA--1.6%
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.50%, 10/1/19                                AAA       1,100     1,200,144
Alameda Corridor Transportation
  Authority Revenue Taxable Series C
  6.60%, 10/1/29                                AAA       2,750     2,966,315
Fresno County Pension Obligation
  Revenue Taxable 6.21%, 8/15/06                AAA       1,000     1,061,750
Pasadena Pension Funding
  Revenue Taxable Series A 6.95%,
  5/15/07                                       AAA       1,915     2,084,228
Pasadena Pension Funding
  Revenue Taxable Series A 7.05%,
  5/15/09                                       AAA       2,500     2,789,450
Pasadena Pension Funding
  Revenue Taxable Series A 7.15%,
  5/15/11                                       AAA         565       641,716
Sonoma County Pension Obligation
  Revenue Taxable 6.625%, 6/1/13                AAA       4,060     4,489,142
                                                                 ------------
                                                                   15,232,745
                                                                 ------------
COLORADO--0.2%
Denver City and County School
  District No. 1 Taxable 6.76%,
  12/15/07                                      AAA       2,000     2,196,440

CONNECTICUT--0.4%
Connecticut State General
  Obligation Series C 5%, 5/1/13                AAA       3,000     3,271,050

FLORIDA--0.6%
Florida State Department of
  Environmental Protection
  Preservation Revenue Series B
  5%, 7/1/13                                    AAA       3,000     3,268,410
University of Miami Exchangeable
  Revenue Taxable Series A 7.65%,
  4/1/20(g)                                     AAA       2,120     2,280,717
                                                                 ------------
                                                                    5,549,127
                                                                 ------------
KENTUCKY--0.2%
Kentucky State Property and
  Buildings Commission Revenue
  5%, 10/1/12                                   AAA       2,000     2,179,060

NEW JERSEY--0.1%
Hamilton Township Atlantic County
  School District General Obligation
  Taxable 4.25%, 12/15/14                       Aaa(c)      645       602,733

NEW YORK--0.1%
New York State General Obligation
  Taxable Series C 6.35%, 3/1/07                AAA       1,000     1,070,840

TEXAS--0.2%
Dallas-Fort Worth International
  Airport Facilities Improvement
  Corp. Revenue Taxable 6.50%,
  11/1/09                                       AAA       1,900     2,085,744

VIRGINIA--0.3%
Virginia Public Building Authority
  Public Facilities Revenue Series A
  5%, 8/1/12                                    AA+       2,250     2,465,888
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $33,052,646)                                      34,653,627
-----------------------------------------------------------------------------

Phoenix-Oakhurst Balanced Fund


ASSET-BACKED SECURITIES--3.0%

Associates Manufactured Housing
  Pass Through 97-2, A6 7.075%,
  3/15/28(g)                                    AAA       1,900     1,967,850
Capital One Master Trust 01-5, A
  5.30%, 6/15/09                                AAA       3,500     3,649,762
Carmax Auto Owner Trust 03-1, A4
  2.16%, 11/15/09                               AAA       3,000     3,000,000
Case New Holland Equipment Trust
  03-A, A4B 2.57%, 9/15/09                      AAA       2,000     1,956,667
Green Tree Financial Corp. 96-10,
  M1 7.24%, 11/15/28                            BBB       1,000       917,656
Green Tree Financial Corp. 97-4, M1
  7.22%, 2/15/29                                BBB-      3,000     2,096,250
Long Beach Auto Receivables Trust
  04-A, A2 2.841%, 7/15/10(g)                   AAA       1,000       979,688
Morgan Stanley Auto Loan Trust
  04-HB1, A4 3.33%, 10/15/11                    AAA       5,000     4,956,250
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI2 2.39%,
  11/25/24                                      AAA       2,000     1,996,206
Residential Asset Mortgage
  Products, Inc. 03-RS6, AI3 3.08%,
  12/25/28                                      AAA       3,000     2,976,209
WFS Financial Owner Trust 03-1, A4
  2.74%, 9/20/10                                AAA       3,000     2,973,756
Whole Auto Loan Trust 02-1, B
  2.91%, 4/15/09                                A         1,315     1,318,445
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $28,910,555)                                      28,788,739
-----------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--16.1%

AEROSPACE & DEFENSE--0.2%
Raytheon Co. 4.85%, 1/15/11                     BBB-      2,000     2,002,992

AGRICULTURAL PRODUCTS--0.1%
Corn Products International, Inc.
  8.25%, 7/15/07                                BBB-      1,000     1,092,500

ALUMINUM--0.1%
Alcoa, Inc. 5.375%, 1/15/13                     A-        1,000     1,021,405

AUTO PARTS & EQUIPMENT--0.2%
American Axle & Manufacturing, Inc.
  5.25%, 2/11/14                                BBB       1,500     1,461,645

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  4.75%, 1/15/08                                BBB       1,500     1,525,462

BROADCASTING & CABLE TV--0.6%
Comcast Corp. 5.30%, 1/15/14                    BBB       2,500     2,439,030
Echostar DBS Corp. 6.375%,
  10/1/11                                       BB-       3,000     2,992,500
                                                                 ------------
                                                                    5,431,530
                                                                 ------------
CASINOS & GAMING--1.1%
Caesars Entertainment, Inc. 9.375%,
  2/15/07                                       BB-       4,000     4,395,000
Mandalay Resort Group 6.375%,
  12/15/11                                      BB+       1,250     1,281,250
MGM Mirage 9.75%, 6/1/07                        BB-       1,650     1,821,187
Mohegan Tribal Gaming Authority
  W.I. 144A 7.125%, 8/15/14(b) (l)              Ba(c)     1,000     1,017,500
Station Casinos, Inc. 6.875%, 3/1/16            B+        2,000     1,955,000
                                                                 ------------
                                                                   10,469,937
                                                                 ------------
COMMUNICATIONS EQUIPMENT--0.1%
Motorola, Inc. 7.625%, 11/15/10                 BBB       1,000     1,138,388

CONSUMER FINANCE--1.5%
Capital One Bank 4.25%, 12/1/08                 BBB-      1,000       990,695
Capital One Bank 6.50%, 6/13/13                 BB+         500       523,192
Ford Motor Credit Co. 7.25%,
  10/25/11(i)                                   BBB-      3,000     3,155,043
General Electric Capital Corp. 6%,
  6/15/12                                       AAA       4,235     4,521,383
General Motors Acceptance Corp.
  6.875%, 8/28/12                               BBB       2,000     2,036,002
Household Finance Corp. 6.75%,
  5/15/11                                       A         2,500     2,754,038
                                                                 ------------
                                                                   13,980,353
                                                                 ------------
DISTILLERS & VINTNERS--0.3%
Brown-Forman Corp. 3%, 3/15/08                  A         2,500     2,433,620

DIVERSIFIED BANKS--1.1%
Bank of America Corp. 5.25%,
  12/1/15                                       A         2,500     2,444,157
Rabobank Capital Funding II 144A
  5.26%, 12/29/49(b) (g)                        AA        2,000     1,955,718
U.S. Bank National Association
  6.30%, 7/15/08                                A+        3,000     3,267,135
Wachovia Corp. 5.625%, 12/15/08                 A-        3,000     3,191,928
                                                                 ------------
                                                                   10,858,938
                                                                 ------------
DIVERSIFIED CHEMICALS--0.2%
Cabot Corp. 144A 5.25%, 9/1/13(b)               BBB+      1,500     1,473,232

Phoenix-Oakhurst Balanced Fund


DIVERSIFIED COMMERCIAL SERVICES--0.5%
International Lease Finance Corp.
  4.375%, 11/1/09                               AA-       4,000     3,962,496
United Rentals North America, Inc
  6.50%, 2/15/12                                BB-         800       776,000
                                                                 ------------
                                                                    4,738,496
                                                                 ------------
DRUG RETAIL--0.1%
NeighborCare, Inc. 6.875%,
  11/15/13                                      B+          750       780,000

ELECTRIC UTILITIES--0.3%
Entergy Gulf States, Inc. 5.25%,
  8/1/15                                        BBB       2,000     1,912,682
Oncor Electric Delivery Co. 6.375%,
  1/15/15                                       BBB       1,250     1,341,545
                                                                 ------------
                                                                    3,254,227
                                                                 ------------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
Mettler-Toledo International, Inc.
  4.85%, 11/15/10                               BBB       1,500     1,492,767

ENVIRONMENTAL SERVICEs--0.4%
Allied Waste North America 6.125%,
  2/15/14                                       BB-       1,500     1,376,250
Browning-Ferris Industries, Inc.
  7.875%, 3/15/05                               BB-       2,195     2,255,362
                                                                 ------------
                                                                    3,631,612
                                                                 ------------
GAS UTILITIES--0.3%
AmeriGas Partners LP/AmeriGas
  Eagle Finance Corp. Series B
  8.875%, 5/20/11                               BB-       3,000     3,277,500

HEALTH CARE DISTRIBUTORS--0.3%
AmerisourceBergen Corp. 8.125%, 9/1/08          BB        3,000     3,277,500

HEALTH CARE FACILITIES--0.4%
Manor Care, Inc. 7.50%, 6/15/06                 BBB       3,000     3,221,250
Province Healthcare Co. 7.50%,
  6/1/13                                        B-        1,000       985,000
                                                                 ------------
                                                                    4,206,250
                                                                 ------------
HOMEBUILDING--0.3%
Horton (D.R.), Inc. 6.125%, 1/15/14             BB+         850       839,375
Lennar Corp. 7.625%, 3/1/09                     BBB-      2,250     2,509,072
                                                                 ------------
                                                                    3,348,447
                                                                 ------------
INDUSTRIAL MACHINERY--0.5%
ITW CUPIDS Financial Trust I 144A
  6.55%, 12/31/11(b) (f) (k)                    Aa(c)     4,000     4,296,144

INTEGRATED OIL & GAS--0.3%
ChevronTexaco Capital Co. 3.375%,
  2/15/08                                       AA        3,000     2,974,209

INTEGRATED TELECOMMUNICATION SERVICES--0.4%
CenturyTel, Inc. Series F 6.30%,
  1/15/08                                       BBB+      3,000     3,159,702
Verizon Global Funding Corp.
  4.375%, 6/1/13                                A+        1,125     1,048,866
                                                                 ------------
                                                                    4,208,568
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--0 7%
Credit Suisse First Boston USA, Inc.
  5.125%, 1/15/14                               A+        1,500     1,467,981
Goldman Sachs Group, Inc. 4.75%,
  7/15/13                                       A+        2,000     1,902,178
Merrill Lynch & Co., Inc. 5%, 2/3/14            A+        1,600     1,543,719
Morgan Stanley 4.75%, 4/1/14                    A         1,800     1,681,358
                                                                 ------------
                                                                    6,595,236
                                                                 ------------
LIFE & HEALTH INSURANCE--0.4%
Jefferson-Pilot Corp. 4.75%, 1/30/14            AA        1,350     1,300,049
Metlife, Inc. 5%, 11/24/13                      A         2,100     2,057,525
                                                                 ------------
                                                                    3,357,574
                                                                 ------------
MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                  BBB+      1,000       995,553

OIL & GAS EQUIPMENT & SERVICES--0 2%
Halliburton Co. 5.50%, 10/15/10                 BBB       1,575     1,605,316

OIL & GAS EXPLORATION & PRODUCTION--0.6%
Pemex Project Funding Master Trust
  7.875%, 2/1/09                                BBB-      2,000     2,205,000
Pemex Project Funding Master Trust
  8%, 11/15/11                                  BBB-      1,500     1,650,000
Pemex Project Funding Master Trust
  7.375%, 12/15/14                              BBB-      1,500     1,571,250
                                                                 ------------
                                                                    5,426,250
                                                                 ------------
OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.5%
Teekay Shipping Corp. 8.32%,
  2/1/06                                        BB+       1,553     1,620,944
Tesoro Petroleum Corp. 8%, 4/15/08              BBB-      1,000     1,085,000
Valero Energy Corp. 4.75%, 4/1/14               BBB       2,000     1,892,884
                                                                 ------------
                                                                    4,598,828
                                                                 ------------

Phoenix-Oakhurst Balanced Fund


OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
American Honda Finance Corp.
  144A 4.50%, 5/26/09(b)                        A+        2,250     2,268,898
Citigroup, Inc. 5.125%, 5/5/14                  AA-       2,000     1,985,140
Principal Life Global Funding I 144A
  4.40%, 10/1/10(b)                             AA        2,500     2,483,385
TIAA Global Markets 144A 3.875%,
  1/22/08(b)                                    AAA       1,000     1,005,235
                                                                 ------------
                                                                    7,742,658
                                                                 ------------
PACKAGED FOODS & MEATS--0.3%
Campbell Soup Co. 5%, 12/3/12                   A         2,500     2,501,515

PAPER PRODUCTS--0.3%
International Paper Co. 3.80%,
  4/1/08                                        BBB       2,000     1,982,536
International Paper Co. 5.50%,
  1/15/14                                       BBB         650       645,258
                                                                 ------------
                                                                    2,627,794
                                                                 ------------
RAILROADS--0.1%
Union Pacific Corp. 6.125%, 1/15/12             BBB       1,000     1,062,012

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.1%
EOP Operating LP 4.75%, 3/15/14                 BBB+      1,500     1,399,395

REGIONAL BANKS--0.7%
BB&T Corp. 5.20%, 12/23/15                      A-        2,000     1,948,964
Landesbank Baden-Wuerttemberg
  New York 5.05%, 12/30/15                      AAA       1,000       962,603
PNC Funding Corp. 5.25%, 11/15/15               BBB+      2,000     1,950,014
Zions Bancorp. 5.65%, 5/15/14                   BBB-      2,000     2,012,110
                                                                 ------------
                                                                    6,873,691
                                                                 ------------
REITS-0.4%
Colonial Properties Trust 6.25%,
  6/15/14                                       BBB-      1,750     1,767,194
HRPT Properties Trust 5.75%,
  2/15/14                                       BBB       2,000     1,973,562
                                                                 ------------
                                                                    3,740,756
                                                                 ------------
SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10                 A         1,700     1,687,648

SPECIALTY STORES--0.4%
AutoNation, Inc. 9%, 8/1/08                     BBB-      1,300     1,475,500
AutoZone, Inc. 5.50%, 11/15/15                  BBB+      2,500     2,412,240
                                                                 ------------
                                                                    3,887,740
                                                                 ------------
TECHNOLOGY DISTRIBUTORS--0.2%
Arrow Electronics, Inc. 6.875%,
  7/1/13                                        BBB-      1,500     1,568,396

THRIFTS & MORTGAGE FINANCE--0.4%
Sovereign Bank 5.125%, 3/15/13                  BBB-      2,500     2,402,073
Washington Mutual, Inc. 4.625%,
  4/1/14                                        BBB+      2,000     1,846,040
                                                                 ------------
                                                                    4,248,113
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $150,345,952)                                    152,294,197
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--4.7%

American Business Financial
  Services Mortgage Loan Trust
  02-2, A3 4.76%, 6/15/21                       AAA          99        99,063
CS First Boston Mortgage Securities
  Corp. 97-C2, B 6.72%, 1/17/35                 Aaa(c)    9,000     9,752,967
DLJ Commercial Mortgage Corp.
  98-CF2, A1B 6.24%, 11/12/31                   Aaa(c)    2,095     2,255,268
DLJ Mortgage Acceptance Corp.
  97-CF2, A2 144A 6.84%, 10/15/30(b)            AAA         750       809,627
GMAC Commercial Mortgage
  Securities, Inc. 97-C2, A3 6.566%,
  4/15/29                                       Aaa(c)    1,570     1,684,071
Greenwich Capital Commercial
  Funding Corp. 03-FL1, M 144A
  2.835%, 7/5/18(b) (g)                         BBB-      4,421     4,242,529
GS Mortgage Securities Corp. II
  99-C1, A2 6.11%, 11/18/30(g)                  AAA       3,810     4,065,658
Home Equity Asset Trust 03-8N, A
  144A 5%, 5/27/34(b)                           A-        1,067     1,064,663
J.P. Morgan Chase Commercial
  Mortgage Securities Corp.
  01-CIBC, A3 6.26%, 3/15/33                    AAA      12,015    13,025,329
Lehman Brothers Commercial
  Conduit Mortgage Trust 99-C2, A2
  7.325%, 10/15/32                              Aaa(c)    4,855     5,461,102
Merrill Lynch Mortgage Investors,
  Inc. 96-C1, C 7.42%, 4/25/28                  AA        1,500     1,579,865
Residential Funding Mortgage
  Securities I 96-S8, A4 6.75%,
  3/25/11                                       AAA         463       462,332
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $42,181,531)                                      44,502,474
-----------------------------------------------------------------------------

Phoenix-Oakhurst Balanced Fund


FOREIGN GOVERNMENT SECURITIES--2.4%

AUSTRIA--0.1%
Republic of Austria Series 97 3
  5.75%, 4/11/07                                AAA         800(e)  1,029,707

BULGARIA--0.3%
Republic of Bulgaria Series IAB PDI
  2.75%, 7/28/11(g)                             BBB-      2,730     2,730,000

CANADA--0.4%
Province of Ontario 3.125%, 5/2/08              AA        4,000     3,903,712

CHILE--0.4%
Republic of Chile 5.50%, 1/15/13                A         3,700     3,769,190

COLOMBIA--0.2%
Republic of Colombia 10.75%,
  1/15/13                                       BB        1,000     1,122,500
Republic of Colombia 8.125%,
  5/21/24                                       BB          800       688,000
                                                                 ------------
                                                                    1,810,500
                                                                 ------------
MEXICO--0.1%
United Mexican States 5.875%,
  1/15/14                                       BBB-      1,000       980,000

NEW ZEALAND--0.1%
Government of New Zealand Series
  205 6.50%, 2/15/05                            AAA       1,500(j)    951,989

PANAMA--0.1%
Republic of Panama 8.25%, 4/22/08               BB        1,000     1,097,500

PERU--0.0%
Republic of Peru 8.75%, 11/21/33                BB          350       316,750

SOUTH AFRICA--0.5%
Republic of South Africa 7.375%,
  4/25/12                                       BBB       3,500     3,841,250
Republic of South Africa 5.25%,
  5/16/13                                       BBB       1,000(e)  1,187,394
                                                                 ------------
                                                                    5,028,644
                                                                 ------------
TURKEY--0.2%
Republic of Turkey 10.50%, 1/13/08              B+        1,300     1,444,625
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $23,236,460)                                      23,062,617
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(h)--2.6%

AUSTRALIA--0.1%
St. George Bank Ltd. 144A 5.30%,
  10/15/15(b)                                   A-        1,500     1,476,265

CANADA--0.3%
Bombardier, Inc. 144A 6.30%,
  5/1/14(b)                                     BBB-        250       215,788
Thomson Corp. (The) 4.25%,
  8/15/09                                       A-        1,000       993,239
Thomson Corp. (The) 5.25%,
  8/15/13                                       A-        1,500     1,502,537
                                                                 ------------
                                                                    2,711,564
                                                                 ------------
GERMANY--0.3%
Deutsche Telekom International
  Finance BV 8.50%, 6/15/10(g)                  BBB+      2,500     2,948,642

HONG KONG--0.3%
Hutchison Whampoa International
  Ltd. 144A 6.25%, 1/24/14(b)                   A-        3,000     2,952,474

ITALY--0.2%
Telecom Italia Capital SA 144A
  5.25%, 11/15/13(b)                            BBB+      2,000     1,964,430

MALAYSIA--0.1%
Malaysia International Shipping
  Corp. Capital Ltd. 144A 6.125%,
  7/1/14(b)                                     BBB+      1,250     1,281,538

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV
  5.125%, 9/17/13                               A         1,500     1,493,975

SOUTH KOREA--0.4%
Korea Development Bank 5.50%,
  11/13/12                                      A-        3,500     3,507,515

SWEDEN--0.3%
Nordea Bank Sweden AB 144A
  5.25%, 11/30/12(b)                            A         2,500     2,512,000

UNITED KINGDOM--0.2%
HBOS plc 144A 5.375%, 11/29/49(b) (g)           A         2,000     1,952,940

UNITED STATES--0.2%
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                             BBB       1,884     1,789,896

Phoenix-Oakhurst Balanced Fund


-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $24,568,432)                                      24,591,239
-----------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--55.3%

ADVERTISING--0.8%
Harte-Hanks, Inc.                                       291,900     7,052,304

AEROSPACE & DEFENSE--1.1%
United Technologies Corp.                               112,000    10,472,000

AIR FREIGHT & COURIERS--1.7%
FedEx Corp.                                              69,000     5,649,720
Ryder System, Inc.                                      243,500    10,446,150
                                                                 ------------
                                                                   16,095,870
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Mellon Financial Corp.                                  393,800    10,821,624

CASINOS & GAMING--0.7%
Caesars Entertainment, Inc.(d)                          449,800     6,625,554

COMMUNICATIONS EQUIPMENT--1.4%
Avocent Corp.(d)                                        171,900     5,146,686
Cisco Systems, Inc.(d)                                  383,100     7,991,466
                                                                 ------------
                                                                   13,138,152
                                                                 ------------
COMPUTER HARDWARE--0.7%
Dell, Inc.(d)                                           183,500     6,508,745

COMPUTER STORAGE & PERIPHERALS--0.6%
EMC Corp.(d)                                            527,200     5,783,384

CONSTRUCTION & ENGINEERING--0.6%
Jacobs Engineering Group, Inc.(d)                       135,500     5,417,290

DATA PROCESSING & OUTSOURCED SERVICES--1 4%
Fiserv, Inc.(d)                                         389,200    13,333,992

DIVERSIFIED BANKS--4.5%
Bank of America Corp.                                   281,500    23,930,315
U.S. Bancorp                                            137,100     3,879,930
Wells Fargo & Co.                                       256,500    14,725,665
                                                                 ------------
                                                                   42,535,910
                                                                 ------------
DIVERSIFIED CHEMICALS--1.4%
Du Pont (E.I.) de Nemours & Co.                         316,900    13,585,503

DIVERSIFIED COMMERCIAL SERVICES--0.5%
ARAMARK Corp. Class B                                   158,500     4,250,970

DRUG RETAIL--1.0%
CVS Corp.                                               233,800     9,789,206

ELECTRONIC EQUIPMENT MANUFACTURERS--1.1%
AVX Corp.                                               229,700     2,864,359
Vishay Intertechnology, Inc.(d)                         500,600     7,759,300
                                                                 ------------
                                                                   10,623,659
                                                                 ------------
EMPLOYMENT SERVICES--1.2%
Manpower, Inc.                                          122,500     5,334,875
Robert Half International, Inc.                         208,200     5,792,124
                                                                 ------------
                                                                   11,126,999
                                                                 ------------
FOOTWEAR--0.4%
NIKE, Inc. Class B                                       54,500     3,962,695

HEALTH CARE DISTRIBUTORS--1.8%
AmerisourceBergen Corp.                                 106,100     5,735,766
McKesson Corp.                                          135,300     4,352,601
Omnicare, Inc.                                          225,800     6,383,366
                                                                 ------------
                                                                   16,471,733
                                                                 ------------
HEALTH CARE EQUIPMENT--2.1%
DENTSPLY International, Inc.                            184,100     8,952,783
Fisher Scientific International, Inc.(d)                193,200    11,244,240
                                                                 ------------
                                                                   20,197,023
                                                                 ------------
HEALTH CARE FACILITIES--0.7%
Manor Care, Inc.                                        222,700     6,959,375

HOTELS, RESORTS & CRUISE LINES--1.3%
Marriott International, Inc. Class A                    254,300    12,409,840

HOUSEHOLD PRODUCTS--1.6%
Clorox Co. (The)                                        121,700     6,057,009
Procter & Gamble Co. (The)                              181,300     9,454,795
                                                                 ------------
                                                                   15,511,804
                                                                 ------------
INDUSTRIAL CONGLOMERATES--2.7%
General Electric Co.                                    761,600    25,323,200

INSURANCE BROKERS--0.3%
Willis Group Holdings Ltd.                               84,200     2,930,160

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp.                                       259,500    12,014,850

INTEGRATED TELECOMMUNICATION SERVICES--2.5%
SBC Communications, Inc.                                425,900    10,792,306
Verizon Communications, Inc.                            325,100    12,529,354
                                                                 ------------
                                                                   23,321,660
                                                                 ------------
INVESTMENT BANKING & BROKERAGE--2.2%
Merrill Lynch & Co., Inc.                               133,300     6,627,676

Phoenix-Oakhurst Balanced Fund


Morgan Stanley                                          294,700    14,537,551
                                                                 ------------
                                                                   21,165,227
                                                                 ------------
LEISURE PRODUCTS--1.2%
Brunswick Corp.                                         154,900     6,045,747
Marvel Enterprises, Inc.(d)                             434,250     5,666,963
                                                                 ------------
                                                                   11,712,710
                                                                 ------------
MOVIES & ENTERTAINMENT--3.0%
Time Warner, Inc.(d)                                  1,090,200    18,151,830
Walt Disney Co. (The)                                   433,000     9,997,970
                                                                 ------------
                                                                   28,149,800
                                                                 ------------
OIL & GAS DRILLING--0.4%
Patterson-UTI Energy, Inc.                              210,400     3,835,592

OIL & GAS EXPLORATION & PRODUCTION--0.4%
Anadarko Petroleum Corp.                                 69,100     4,131,489

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc.                                         127,401     5,617,110
J.P. Morgan Chase & Co.                                 364,100    13,591,853
                                                                 ------------
                                                                   19,208,963
                                                                 ------------
PACKAGED FOODS & MEATS--1.3%
Heinz (H.J.) Co.                                        156,200     5,762,218
Kellogg Co.                                             166,000     6,915,560
                                                                 ------------
                                                                   12,677,778
                                                                 ------------
PHARMACEUTICALS--2.8%
Johnson & Johnson                                       185,100    10,230,477
Pfizer, Inc.                                            498,800    15,941,648
                                                                 ------------
                                                                   26,172,125
                                                                 ------------
RAILROADS--1.6%
Norfolk Southern Corp.                                  422,100    11,265,849
Union Pacific Corp.                                      73,200     4,124,088
                                                                 ------------
                                                                   15,389,937
                                                                 ------------
SEMICONDUCTOR EQUIPMENT--0.8%
Applied Materials, Inc.(d)                              316,100     5,364,217
Teradyne, Inc.(d)                                       111,200     1,901,520
                                                                 ------------
                                                                    7,265,737
                                                                 ------------
SEMICONDUCTORS--0.5%
National Semiconductor Corp.(d)                         290,900     4,988,935

SOFT DRINKS--0.8%
PepsiCo, Inc.                                           140,900     7,045,000

SYSTEMS SOFTWARE--2.4%
Microsoft Corp.                                         787,800    22,420,788

TECHNOLOGY DISTRIBUTORS--0.5%
Avnet, Inc.(d)                                          260,300     5,055,026

TRUCKING--0.8%
Yellow Roadway Corp.(d)                                 176,100     7,662,111
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $463,498,312)                                    523,144,720
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(h)--1.1%

ELECTRONIC MANUFACTURING SERVICES--0.5%
Flextronics International Ltd. (Singapore)(d)           347,000     4,361,790

PROPERTY & CASUALTY INSURANCE--0.6%
ACE Ltd. (Bermuda)                                      139,100     5,646,069
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,684,436)                                      10,007,859
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--0.5%

SPDR Trust Series I                                      44,400     4,920,408
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $5,817,679)                                        4,920,408
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $845,780,222)                                    910,384,489
-----------------------------------------------------------------------------


                                             STANDARD     PAR
                                             & POOR'S    VALUE
                                              RATING     (000)      VALUE ($)
                                             --------   -------  ------------

SHORT-TERM OBLIGATIONS--2.4%

FEDERAL AGENCY SECURITIES--0.0%
Freddie Mac 1.17%, 8/6/04                       AAA         340       339,934

COMMERCIAL PAPER--2.4%
CIT Group Inc. 1.25%, 8/2/04                    A-1       1,915     1,914,867
Du Pont (E.I.) de Nemours & Co.
  1.25%, 8/3/04                                 A-1+      2,645     2,644,725
Kimberly-Clark Worldwide, Inc.
  1.25%, 8/5/04                                 A-1+      1,040     1,039,819
Archer-Daniels-Midland Co. 1.26%,
  8/9/04                                        A-1         675       674,787
Gannett Co. 1.24%, 8/10/04                      A-1       2,760     2,759,049
Clipper Receivables Co. LLC 1.29%,
  8/11/04                                       A-1       5,500     5,497,832
Wells Fargo & Co. 1.27%, 8/11/04                A-1+        740       739,713
Receivables Capital Corp. 1.33%,
  8/13/04                                       A-1+      4,352     4,349,910

Phoenix-Oakhurst Balanced Fund


Marsh & McLennan Cos.,  Inc.
  1.34%, 8/20/04                                A-1       3,090     3,087,700
                                                                 ------------
                                                                   22,708,402
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $23,049,159)                                      23,048,336
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $868,829,381)                                    933,432,825(a)

Other assets and liabilities, net--1.4%                            13,444,863
                                                                 ------------
NET ASSETS--100.0%                                               $946,877,688
                                                                 ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $88,706,227 and gross depreciation of $24,619,578 for federal income tax purposes. At July 31, 2004, the aggregate cost of securities for federal income tax purposes was $869,346,176.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004, these securities amounted to a value of $34,762,262 or 3.7% of net assets.
(c) As rated by Moody's or Fitch.
(d) Non-income producing.
(e) Par value represents Euro.
(f) Illiquid. At July 31, 2004, these securities amounted to a value of $4,296,144 or 0.5% of net assets.
(g) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(h) Foreign Corporate Bonds and Foreign Common Stocks are determined based on the country in which the security is issued. The country of risk, noted in the header, is determined based on a combination of the following criteria: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.
(i) All or a portion segregated as collateral for a when-issued security.
(j) Par value represents New Zealand Dollar.
(k) Restricted security. The acquisition date was 4/18/02. The acquisition cost was $3,993,960. At the end of the period, the value of this security amounted to $4,296,144 or 0.5% of net assets. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of restricted securities.
(l) This security has a delayed delivery settlement date.


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)       Phoenix Series Fund
            --------------------------------------------------------------------

By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Philip R. McLoughlin
                         -------------------------------------------------------
                                    Philip R. McLoughlin, Chairman
                                    (principal executive officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*           /s/ Nancy G. Curtiss
                         -------------------------------------------------------
                                    Nancy G. Curtiss, Treasurer
                                    (principal financial officer)

Date            September 28, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.